Parent company only condensed financial information	12 Months Ended
Dec. 31, 2019
Parent company only condensed financial information
Parent company only condensed financial information

33.  Parent company only condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and subsidiaries of VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4‑08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with  U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019.

33.  Parent company only condensed financial information (continued)

Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB

Assets

Current assets
Cash and cash equivalents	44,056	4,206
Prepayments and other receivables	44,969	35,645
Total current assets	89,025	39,851

Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	6,860,452	6,261,629
Investment in equity investees	25,914	—
Intangible assets, net	801,347	171,467
Due from subsidiaries, VIEs and subsidiaries of VIEs	6,165,296	5,437,103
Total non-current assets	13,853,009	11,870,199

Total assets	13,942,034	11,910,050

Liabilities

Current liabilities
Accruals and other payables	57,874	50,640
Total current liabilities	57,874	50,640

Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	1,979,140	1,875,828
Convertible debt	774,703	—
Total non-current liabilities	2,753,843	1,875,828

Total liabilities	2,811,717	1,926,468

Shareholders’ Equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 72,739,966 shares and 73,761,089 issued and outstanding as of December 31, 2018 and 2019, respectively)	19	20
Additional paid-in capital	12,782,826	12,664,018
Treasury shares	(333,985)	(241,572)
Statutory reserve	204,583	222,547
Accumulated other comprehensive income	601,423	650,773
Accumulated deficit	(2,124,549)	(3,312,204)
Total shareholders’ equity	11,130,317	9,983,582

Total liabilities and shareholders’ equity	13,942,034	11,910,050

33.  Parent company only condensed financial information (continued)

Condensed statements of comprehensive loss

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Selling and administrative expenses	(910,515)	(854,104)	(834,660)
Other gains	38,948	400	881
Loss from operations	(871,567)	(853,704)	(833,779)

Interest income	1,592	10	5
Interest expense	(77,158)	(46,767)	(99,622)
Share of results of equity investees	(52,055)	(40,502)	—
Equity in (loss)/profit of subsidiaries, VIEs and subsidiaries of VIEs	(611,926)	332,611	(363,255)
Investment income	—	—	96,533
Loss before tax	(1,611,114)	(608,352)	(1,200,118)

Net loss	(1,611,114)	(608,352)	(1,200,118)

Other comprehensive income/(loss)

Foreign currency exchange (losses)/gains, net of tax of nil	(274,045)	133,166	49,350

Total comprehensive loss, net of tax	(1,885,159)	(475,186)	(1,150,768)

Condensed statements of cash flows

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	104,295	110,517	155,083
Net cash (used in)/provided by investing activities	(238,475)	92,800	545,399
Net cash provided by/(used in) financing activities	354,821	(296,719)	(833,128)

Effect of exchange rate changes on cash and cash equivalents	(307,999)	70,796	92,796

Decrease in cash and cash equivalents	(87,358)	(22,606)	(39,850)
Cash and cash equivalents at beginning of the year	154,020	66,662	44,056

Cash and cash equivalents at end of the year	66,662	44,056	4,206

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and subsidiaries of VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323 “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “investment in subsidiaries, VIEs and subsidiaries of VIEs” and shares in the subsidiaries, VIEs and subsidiaries of VIEs’ profit are presented as “equity in profit of subsidiaries, VIEs and subsidiaries of VIEs” on the condensed statements of comprehensive income/(loss). The cash flows used in the investing activities are primarily associated with the loans to the subsidiaries, VIEs and subsidiaries of VIEs. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.